AMOUNT DUE FROM JOINT OPERATION PARTIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Amount Due From Joint Operation Parties
AMOUNT DUE FROM JOINT OPERATION PARTIES

NOTE – 13 AMOUNT DUE FROM JOINT OPERATION PARTIES

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Amount due from joint operation parties	$1,759,280	$20,412,892

The balance represented the amount due from joint operation parties for co-organizers with profit sharing for the event jointly operated. The relevant amount will be settled after the events completed.

NOTE – 13 AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES

	As of March 31,
	2024	2025
	HKD	HKD

Amount due from/(to) joint operation parties	$-	$1,759,280

The balance represented the amount due from/(to) joint operation parties for co-organizers with profit sharing for the event jointly operated. The relevant amount will be settled after the events completed.